Income tax - Tax losses available for offsetting (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Tax Rate	27.85%	27.39%	29.04%
Accumulated tax loss (gross)	€ (549,863)	€ (527,754)	€ (358,499)
Germany
Disclosure of geographical areas [line items]
Tax Rate	30.20%
Accumulated tax loss (gross)	€ (26,235)	(8,961)
Corporate Income Tax Rate	15.80%
Trade Tax Rate	14.40%
Accumulated tax losses related to trade tax	€ 45,258
Morocco
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	4 years
Tax Rate	31.00%
Accumulated tax loss (gross)	€ (28,141)	(25,342)	(25,848)
Egypt
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax Rate	22.50%
Accumulated tax loss (gross)	€ (107,831)	(90,148)	(61,942)
Nigeria
Disclosure of geographical areas [line items]
Tax Rate	30.00%
Accumulated tax loss (gross)	€ (202,353)	(203,482)	(145,143)
South Africa
Disclosure of geographical areas [line items]
Tax Rate	28.00%
Accumulated tax loss (gross)	€ (38,204)	(34,327)	(28,267)
Kenya
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	9 years
Tax Rate	30.00%
Accumulated tax loss (gross)	€ (64,236)	(64,812)	(39,135)
Ivory Coast
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax Rate	25.00%
Accumulated tax loss (gross)	€ (27,975)	(27,005)	(19,962)
Ghana
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	3 years
Tax Rate	25.00%
Accumulated tax loss (gross)	€ (8,255)	(9,848)	(5,228)
Other
Disclosure of geographical areas [line items]
Accumulated tax loss (gross)	€ (46,633)	€ (63,829)	€ (32,974)